Short-term and Long-term Debt - Aggregate Maturities of Long-term Debt (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Total long-term debt	¥ 45,991	¥ 49,742
Within 1 year or on demand [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	1,139
More than 1 year but less than 2 years [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	18,091
More than 2 years but less than 3 years [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	1,029
More than 3 years but less than 4 years [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	20,992
More than 4 years but less than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	923
More than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	¥ 3,817